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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/13

The Registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR for the period ended February 28, 2013, originally filed with the Securities and Exchange Commission on May 9, 2013 (Accession Number 0001193125-13-210523). The purpose of this amendment is to modify certain information in Item 1 “Reports to Stockholders” with respect to Invesco Global Real Estate Income Fund (the “Fund”).

Other than the aforementioned revision this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2013

Invesco Global Real Estate Income Fund
Nasdaq:
A: ASRAX ■ B: SARBX ■ C: ASRCX ■ Y: ASRYX ■ R5: ASRIX ■ R6: ASRFX

2 Fund Performance 4 Letters to Shareholders 5 Schedule of Investments 10 Financial Statements 12 Notes to Financial Statements 18 Financial Highlights 19 Fund Expenses 20 Distribution Notice

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/12 to 2/28/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.83%
Class B Shares	6.44
Class C Shares	6.44
Class Y Shares	6.97
Class R5 Shares*	6.98
Class R6 Shares**	7.06
MSCI World Index▼ (Broad Market Index)	10.85
FTSE EPRA/NAREIT Developed Real Estate Index■ (Style-Specific Index)***	11.68
Custom Global Real Estate Income Index¿ (Former Style-Specific Index)***	7.62
Lipper Global Real Estate Funds Classification Average ▲(Peer Group)	11.65

Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc.; ■Invesco, Bloomberg L.P.; ¿Invesco, Lipper Inc.; ▲Lipper Inc.

*Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.
**Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.

***The Fund has elected to use the FTSE EPRA/NAREIT Developed Real Estate Index as its style-specific benchmark because that index reflects the Fund’s investment style more appropriately than the Custom Global Real Estate Income Index.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and REITs.

The Custom Global Real Estate Income Index, created by Invesco to serve as a benchmark for Invesco Global Real Estate Income Fund, comprises the following indexes: FTSE EPRA/NAREIT Developed Real Estate Index (50%) and Wachovia Hybrid and Preferred Securities REIT Index (50%).

The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.
The Wachovia Hybrid and Preferred Securities REIT Index measures the performance of US preferred shares.

The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/13, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	9.71%
10 Years	11.25
5 Years	4.77
1 Year	8.10

Class B Shares
10 Years	10.89%
5 Years	4.87
1 Year	8.56

Class C Shares
10 Years	10.89%
5 Years	5.18
1 Year	12.56

Class Y Shares
10 Years	11.98%
5 Years	6.15
1 Year	14.71

Class R5 Shares
10 Years	12.14%
5 Years	6.43
1 Year	14.76

Class R6 Shares
10 Years	11.91%
5 Years	6.01
1 Year	14.64

On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares. The Closed-End Fund’s Common shares performance reflects any applicable fee waivers or expense reimbursements.

Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to

Average Annual Total Returns
As of 12/31/12, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	9.60%
10 Years	10.98
5 Years	4.56
1 Year	11.55

Class B Shares
10 Years	10.61%
5 Years	4.65
1 Year	12.15

Class C Shares
10 Years	10.61%
5 Years	4.99
1 Year	16.15

Class Y Shares
10 Years	11.69%
5 Years	5.91
1 Year	18.36

Class R5 Shares
10 Years	11.85%
5 Years	6.21
1 Year	18.41

Class R6 Shares
10 Years	11.62%
5 Years	5.78
1 Year	18.13

Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to

March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.32%, 2.07%, 2.07%, 1.07%, 0.99% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

3 Invesco Global Real Estate Income Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

   You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

4                        Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–51.39%
Australia–5.61%
BWP Trust	1,228,663	$2,961,697
CFS Retail Property Trust	2,582,087	5,501,972
Challenger Diversified Property Group	1,337,055	3,687,304
Charter Hall Group	1,559,118	5,987,737
Charter Hall Retail REIT	1,351,329	5,451,977
Commonwealth Property Office Fund	2,550,938	2,897,747
Dexus Property Group	2,320,469	2,583,438
GPT Group	633,042	2,527,945
Investa Office Fund	1,412,126	4,399,154
Mirvac Group	2,714,680	4,547,350
Stockland	2,509,550	9,621,770
		50,168,091

Canada–5.65%
Allied Properties REIT	215,200	7,158,724
Artis REIT	434,000	6,755,601
Calloway REIT	189,100	5,353,340
Canadian Apartment Properties REIT	328,900	8,098,895
Canadian REIT	63,800	2,908,775
Chartwell Retirement Residences	580,900	6,191,534
Cominar REIT	267,500	5,857,967
Dundee REIT	100,200	3,578,086
Primaris Retail REIT	125,800	3,335,634
RioCan REIT	47,600	1,285,675
		50,524,231

China–0.99%
CapitaRetail China Trust	3,289,000	4,745,115
China Overseas Land & Investment Ltd.	414,000	1,257,117
China Resources Land Ltd.	396,000	1,156,506
Soho China Ltd.	2,160,000	1,679,406
		8,838,144

France–1.36%
Gecina S.A.	19,918	2,253,044
Klepierre	34,319	1,410,297
Mercialys S.A.	195,404	4,132,935
Unibail-Rodamco S.E.	18,924	4,368,228
		12,164,504

Germany–0.46%
Deutsche Euroshop AG	68,625	2,841,115
GSW Immobilien AG	32,313	1,287,784
		4,128,899

Hong Kong–1.93%
Fortune REIT	3,243,000	2,809,964
Kerry Properties Ltd.	494,500	2,544,039
Link REIT (The)	497,500	2,658,901
New World Development Co. Ltd.	1,185,000	2,181,882
Shimao Property Holdings Ltd.	619,500	1,246,093
Sino Land Co. Ltd.	3,187,000	5,794,097
		17,234,976

	Shares	Value
Japan–5.96%
Activia Properties, Inc.	699	$5,314,212
Advance Residence Investment	1,166	2,479,324
GLP J-REIT(a)	533	486,953
GLP J-REIT	1,772	1,618,911
Industrial & Infrastructure Fund Investment Corp.(a)	46	413,304
Industrial & Infrastructure Fund Investment Corp.	556	4,995,594
Japan Prime Realty Investment Corp.	787	2,319,355
Japan Real Estate Investment Corp.	377	4,140,486
Japan Retail Fund Investment Corp.	2,633	5,152,264
Kenedix Realty Investment Corp.	1,782	7,351,231
Nippon Prologis REIT Inc.	101	791,857
Nomura Real Estate Office Fund, Inc.	898	5,517,948
Nomura Real Estate Residential Fund, Inc.	831	4,499,930
ORIX JREIT Inc.	4,805	5,661,183
United Urban Investment Corp.	1,903	2,503,082
		53,245,634

Netherlands–0.19%
Corio N.V.	36,415	1,675,737

New Zealand–0.46%
Kiwi Income Property Trust	1,890,124	1,804,763
Precinct Properties New Zealand Ltd.	2,730,018	2,324,613
		4,129,376

Norway–0.26%
Norwegian Property ASA	1,461,278	2,291,442

Singapore–3.17%
Ascendas REIT	2,612,000	5,410,067
Ascott Residence Trust	2,382,000	2,586,831
CapitaCommercial Trust	2,167,000	2,904,497
Frasers Centrepoint Trust	1,818,000	3,002,440
Mapletree Industrial Trust	1,566,000	1,770,206
Mapletree Logistics Trust	4,653,000	4,579,719
Starhill Global REIT	2,331,000	1,643,355
Suntec REIT	4,456,000	6,431,385
		28,328,500

South Africa–1.37%
Capital Property Fund	1,170,506	1,397,216
Fountainhead Property Trust	1,911,557	1,844,948
Growthpoint Properties Ltd.	1,441,541	4,373,831
Hyprop Investments Ltd.	278,329	2,233,956
SA Corporate Real Estate Fund	5,438,402	2,425,353
		12,275,304

United Kingdom–4.65%
Big Yellow Group PLC	625,525	3,542,805
British Land Co. PLC	1,281,788	11,008,457
Hammerson PLC	526,886	3,946,487
Hansteen Holdings PLC	2,546,519	3,186,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Global Real Estate Income Fund

	Shares	Value
United Kingdom–(continued)
Intu Properties PLC	369,249	$1,860,197
Land Securities Group PLC	702,505	8,821,289
Safestore Holdings PLC	1,115,781	2,132,445
SEGRO PLC	1,805,723	7,008,898
		41,507,190

United States–19.33%
Acadia Realty Trust	246,600	6,638,472
Alexandria Real Estate Equities, Inc.	60,800	4,325,312
BioMed Realty Trust, Inc.	157,300	3,322,176
CBL & Associates Properties, Inc.	242,200	5,507,628
Cohen & Steers Quality Income Realty Fund, Inc.	213,973	2,347,284
Corporate Office Properties Trust	112,000	2,897,440
Digital Realty Trust, Inc.	54,500	3,650,410
EPR Properties	59,600	2,907,884
Essex Property Trust, Inc.	60,600	9,028,794
Government Properties Income Trust	225,150	5,957,469
Health Care REIT, Inc.	77,000	4,938,780
Healthcare Realty Trust, Inc.	346,700	9,222,220
Hersha Hospitality Trust	1,137,000	6,378,570
Highwoods Properties, Inc.	60,600	2,211,900
Hospitality Properties Trust	370,200	9,884,340
Inland Real Estate Corp.	426,050	4,115,643
Liberty Property Trust	167,400	6,493,446
LTC Properties, Inc.	85,800	3,309,306
Mid-America Apartment Communities, Inc.	59,200	4,110,848
National Retail Properties Inc.	146,200	5,036,590
Neuberger Berman Real Estate Securities Income Fund Inc.	10,450	52,250
Pebblebrook Hotel Trust	114,400	2,735,304
Piedmont Office Realty Trust Inc.–Class A	394,300	7,751,938
Public Storage	60,577	9,159,848
Retail Opportunity Investments Corp.	389,300	5,025,863
RLJ Lodging Trust	185,200	3,961,428
Senior Housing Properties Trust	365,450	9,169,141
Simon Property Group, Inc.	34,700	5,512,442
UDR, Inc.	133,100	3,175,766
Urstadt Biddle Properties–Class A	99,400	2,100,322
Ventas, Inc.	88,300	6,249,874
Vornado Realty Trust	121,400	9,737,494
Washington REIT	68,400	1,893,996
Weyerhaeuser Co.	135,000	3,970,350
		172,780,528
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $412,746,514)		459,292,556

Preferred Stocks–20.61%
Australia–0.65%
Goodman PLUS Trust 6.91% Unsec. Floating Rate Pfd.(c)	60,179	5,815,377

	Shares	Value
United States–19.96%
Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	210,000	$5,748,750
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	249,700	6,362,356
CBL & Associates Properties, Inc., Series E, 6.63% Pfd.	245,792	6,277,528
Chesapeake Lodging Trust, Series A, 7.75% Pfd.	90,000	2,408,400
Coresite Realty Corp., Series A, 7.25% Pfd.	159,654	4,174,952
Corporate Office Properties Trust, Series J, 7.63% Pfd.	22,000	565,180
Corporate Office Properties Trust, Series L, 7.38% Pfd.	300,500	8,026,355
Digital Realty Trust Inc., Series F, 6.63% Pfd.	80,000	2,126,400
Duke Realty Corp., Series J, 6.63% Pfd.	145,000	3,678,650
Duke Realty Corp., Series L, 6.60% Pfd.	122,500	3,100,475
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	59,400	1,588,356
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	140,400	3,779,568
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	23,986
EPR Properties, Series C, $1.44 Conv. Pfd.	50,000	1,122,500
EPR Properties, Series E, $2.25 Conv. Pfd.	54,400	1,787,584
EPR Properties, Series F, 6.63% Pfd.	78,000	1,978,080
Equity LifeStyle Properties, Inc., Series C, 6.75% Pfd.	4,400	115,896
Essex Property Trust, Inc., Series H, 7.13% Pfd.	199,200	5,358,480
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	168,500	10,143,700
Health Care REIT, Inc., Series J, 6.50% Pfd.	80,000	2,164,000
Hersha Hospitality Trust, Series A, 8.00% Pfd.	37,520	952,633
Hersha Hospitality Trust, Series B, 8.00% Pfd.	176,500	4,631,360
Hersha Hospitality Trust, Series C, 6.88% Pfd.	88,875	2,221,875
Hospitality Properties Trust, Series C, 7.00% Pfd.	52,123	1,317,148
Hospitality Properties Trust, Series D, 7.13% Pfd.	80,125	2,174,593
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	137,821	3,686,712
Inland Real Estate Corp., Series A, 8.13% Pfd.	39,385	1,058,669
Kilroy Realty Corp., Series G, 6.88% Pfd.	274,000	7,258,260
Kilroy Realty Corp., Series H, 6.38% Pfd.	332,500	8,458,800
Kimco Realty Corp., Series J, 5.50% Pfd.	89,800	2,277,328
Kimco Realty Corp., Series K, 5.63% Pfd.	27,607	700,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Income Fund

	Shares		Value
United States–(continued)
LaSalle Hotel Properties, Series G, 7.25% Pfd.		91,450	$2,322,830
LaSalle Hotel Properties, Series H, 7.50% Pfd.		103,900	2,705,556
LaSalle Hotel Properties, Series I, 6.38% Pfd.		199,000	4,975,000
National Retail Properties Inc., Series D, 6.63% Pfd.		136,000	3,597,200
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.		178,700	4,701,597
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.		89,200	2,369,152
PS Business Parks, Inc., Series S, 6.45% Pfd.		120,000	3,198,000
PS Business Parks, Inc., Series U, 5.75% Pfd.		76,000	1,908,360
Public Storage, Series R, 6.35% Pfd.		170,000	4,586,600
Public Storage, Series S, 5.90% Pfd.		40,000	1,061,600
Public Storage, Series T, 5.75% Pfd.		80,000	2,091,200
Regency Centers Corp., Series 6, 6.63% Pfd.		120,000	3,171,600
Saul Centers, Inc., Series C, 6.88% Pfd.		50,000	1,288,125
SL Green Realty Corp., Series C, 7.63% Pfd.		119,165	3,032,749
SL Green Realty Corp., Series I, 6.50% Pfd.		244,000	6,351,320
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.		106,400	2,745,120
Sunstone Hotel Investors, Inc., Series A, 8.00% Pfd.		214,475	5,430,507
Taubman Centers, Inc., Series J, 6.50% Pfd.		194,000	5,044,000
Terreno Realty Corp., Series A, 7.75% Pfd.		43,350	1,161,780
Urstadt Biddle Properties Inc., Series F, 7.13% Pfd.		100,000	2,709,000
Ventas Realty L.P. 5.45%, Sr. Unsec. Gtd. Pfd.		40,000	1,000,000
Vornado Realty Trust, Series G, 6.63% Pfd.		22,000	559,460
Vornado Realty Trust, Series I, 6.63% Pfd.		279,203	7,075,004
			178,354,724
Total Preferred Stocks (Cost $178,851,157)			184,170,101

	Principal Amount

Mortgage-Backed Securities–17.62%
Ireland–1.08%
Cornerstone Titan PLC, Series 2005-CT1X, Class C, Floating Rate Pass Through Ctfs., 1.11%, 07/28/14(b)(c)	GBP	997,428	1,490,205
DECO,
Series 2012-MHLA, Class C, Floating Rate Pass Through Ctfs., 2.78%, 07/28/21(a)(b)(c)	GBP	1,166,667	1,732,872
Series 2012-MHLX, Class C, Floating Rate Pass Through Ctfs., 2.78%, 07/28/21(b)(c)	GBP	1,000,000	1,485,311

	Principal Amount		Value
Ireland–(continued)
Epic More London PLC,
Series MLDN, Class C, Floating Rate Pass Through Ctfs., 1.09%, 07/15/17(b)(c)	GBP	1,071,000	$1,520,189
Series MLDN, Class D, Floating Rate Pass Through Ctfs., 1.16%, 07/15/17(b)(c)	GBP	1,714,000	2,378,852
Series MLDN, Class E, Floating Rate Pass Through Ctfs., 1.36%, 07/15/17(b)(c)	GBP	750,000	1,016,980
			9,624,409

United Kingdom–3.45%
Hercules Eclipse PLC, Series 2006-4, Class A, Floating Rate Pass Through Ctfs., 0.75%, 10/25/18(b)(c)	GBP	1,898,070	2,677,464
LCP Proudreed PLC, Series 1, Class A, Floating Rate Pass Through Ctfs., 0.77%, 08/25/16(b)(c)	GBP	4,809,147	6,875,080
Mall Funding PLC (The), Series 1, Class A, Floating Rate Pass Through Ctfs., 1.19%, 04/22/17(b)(c)	GBP	1,180,907	1,728,508
Nemus II Arden PLC, Series 2006-2, Class A, Floating Rate Pass Through Ctfs., 0.74%, 02/15/20(b)(c)	GBP	3,354,585	4,859,263
Real Estate Capital PLC, Series 5, Class C, Floating Rate Pass Through Ctfs., 1.06%, 07/25/16(b)(c)	GBP	2,252,241	3,360,686
Triton European Loan Conduit PLC, Series 26X, Class C, Floating Rate Pass Through Ctfs., 0.75%, 10/25/19(b)(c)	GBP	2,262,709	3,294,794
Windermere XI CMBS PLC, Series X, Class A, Floating Rate Pass Through Ctfs., 0.76%, 04/24/17(b)(c)	GBP	5,565,776	8,049,608
			30,845,403

United States–13.09%
Banc of America Large Loan Trust, Series 2010-HLTN, Floating Rate Pass Through Ctfs., 2.50%, 11/15/15(a)(c)		$4,542,942	4,558,052
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/41(a)(c)		50,000	53,580
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41		2,500,000	2,443,936
Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(a)(c)		500,000	509,514
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(a)(c)		25,000	24,867
Series 2003-CK2, Class K, Pass Through Ctfs., 4.90%, 03/15/36(a)		3,000,000	3,000,518
Series 2005-C5, Class C, Variable Rate Pass Through Ctfs., 5.10%, 08/15/38(c)		4,975,000	5,081,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Income Fund

	Principal Amount	Value
United States–(continued)
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.20%, 06/10/31(a)(c)	$285,084	$287,029
FREMF Mortgage Trust,
Series 2012-K705, Class C, Variable Rate Pass Through Ctfs., 4.16%, 09/25/44(a)(c)	5,000,000	5,151,545
Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 3.23%, 10/25/44(a)(c)	1,278,000	1,402,280
GMAC Commercial Mortgage Securities Inc., Series 1998-C2, Class F, Pass Through Ctfs., 6.50%, 05/15/35(a)	89,966	90,753
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.44%, 12/10/27(a)(c)	1,000,000	896,166
GS Mortgage Securities Corp. Trust, Series 2011-ALF, Class D, Pass Through Ctfs., 4.21%, 02/10/21(a)	3,500,000	3,535,000
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.07%, 01/15/42(a)(c)	7,950,000	6,909,266
Series 2012-PHH, Class D, Floating Rate Pass Through Ctfs., 3.47%, 10/15/25(a)(c)	3,250,000	3,298,575
Series 2012-PHH, Class E, Floating Rate Pass Through Ctfs., 3.47%, 10/15/25(a)(c)	1,250,000	1,240,541
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(a)	1,946,052	2,097,935
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(c)	170,000	178,546
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 5.89%, 06/15/38(c)	5,260,000	5,302,530
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class D, Variable Rate Pass Through Ctfs., 5.05%, 08/12/39(c)	4,975,000	4,722,402
Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(c)	25,000	26,190
Series 2005-CIP1, Class AJ, Variable Rate Pass Through Ctfs., 5.14%, 07/12/38(c)	3,100,000	3,240,261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, Pass Through Ctfs., 4.30%, 10/15/22(a)	3,900,000	3,422,250
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(c)	5,360,000	5,732,158
Series 2005-IQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 09/15/42(c)	2,500,000	2,646,401

	Principal Amount		Value
United States–(continued)
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.29%, 09/15/42(c)		$6,475,000	$6,536,383
Series 2006-HQ9, Class C, Variable Rate Pass Through Ctfs., 5.84%, 07/12/44(c)		4,975,000	4,819,760
Series 2006-HQ9, Class D, Variable Rate Pass Through Ctfs., 5.86%, 07/12/44(c)		8,859,000	8,462,750
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.68%, 10/15/42(c)		270,000	241,729
Series 2007-HQ11, Class AJ, Variable Rate Pass Through Ctfs., 5.51%, 02/12/44(c)		8,761,000	8,864,051
Series 2007-T27, Class AJ, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(c)		7,400,000	7,668,997
Series 2007-T27, Class AM, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(c)		25,000	28,926
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class 175B, Variable Rate Pass Through Ctfs., 5.46%, 10/15/41(a)(c)		2,700,000	2,681,666
Series 2004-C15, Class 175C, Variable Rate Pass Through Ctfs., 5.46%, 10/15/41(a)(c)		396,000	390,512
Series 2005-C17, Class G, Variable Rate Pass Through Ctfs., 5.41%, 03/15/42(a)(c)		2,100,000	1,805,398
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.44%, 05/15/44(a)(c)		900,000	922,314
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.45%, 05/15/44(a)(c)		5,000,000	5,065,860
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(c)		3,450,000	3,462,289
Wachovia Commercial Mortgage Securities Inc., Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35		180,000	180,887
			116,983,740
Total Mortgage-Backed Securities (Cost $153,851,719)			157,453,552

Non U.S. Dollar Denominated Bonds & Notes–2.54%(b)
Australia–2.54%
CFS Retail Property Trust, Sr. Unsec. Conv. Euro Notes, 5.75%, 07/04/14(d)	AUD	2,100,000	2,267,523
GPT RE Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19	AUD	2,980,000	3,296,691
Mirvac Group Finance Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 8.00%, 09/16/16	AUD	5,000,000	5,546,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Income Fund

	Principal Amount		Value
Australia–(continued)
Stockland Trust Management Ltd.,
Sr. Unsec. Gtd. Medium-Term Notes, 6.00%, 05/15/13	AUD	2,470,000	$2,533,172
7.50%, 07/01/16	AUD	2,250,000	2,503,444
8.50%, 02/18/15	AUD	2,000,000	2,210,348
Westfield Retail Trust, DIP, Sr. Unsec. Gtd. Medium-Term Notes, 7.00%, 10/18/16	AUD	3,900,000	4,330,033
Total Non U.S. Dollar Denominated Bonds & Notes (Cost $21,916,696)			22,687,566

U.S. Dollar Denominated Bonds & Notes–0.88%

Brazil–0.23%
BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00%(a)(e)		$1,850,000	2,050,098

China–0.54%
Country Garden Holdings Co. Ltd., Sr. Unsec. Gtd. Notes, 11.75%, 09/10/14(a)		1,000,000	1,120,027
Franshion Development Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(a)		1,000,000	1,095,639

	Principal Amount	Value
China–(continued)
KWG Property Holdings Ltd., Sr. Unsec. Gtd. Notes, 12.50%, 08/18/17(a)	$2,300,000	$2,633,500
		4,849,166

United States–0.11%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	941,625
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,804,686)		7,840,889

	Shares
Money Market Funds–7.06%
Liquid Assets Portfolio–Institutional Class(f)	31,577,145	31,577,145
Premier Portfolio–Institutional Class(f)	31,577,146	31,577,146
Total Money Market Funds (Cost $63,154,291)		63,154,291
TOTAL INVESTMENTS–100.10% (Cost $837,325,063)		894,598,955
OTHER ASSETS LESS LIABILITIES–(0.10)%		(900,926)
NET ASSETS–100.00%		$893,698,029

Investment Abbreviations:

AUD	— Australian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
DIP	— Debtor-in-possession

GBP	— British Pound
Gtd.	— Guaranteed
Pfd.	— Preferred
REIT	— Real Estate Investment Trust

Sr.	— Senior
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2013 was $56,876,014, which represented 6.36% of the Fund’s Net Assets.
(b)	Foreign denominated security. Principal amount is denominated in currency indicated.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2013.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By property type, based on Net Assets

as of February 28, 2013

Mortgage-Backed Securities	17.6%
Diversified	12.6
Retail REIT’s	6.9
Office	5.8
Office REIT’s	5.8
Specialty Properties	4.9
Healthcare	4.8
Regional Malls	4.4
Lodging-Resorts	4.2
Apartments	3.0
Non-US-Dollar-Denominated Bonds & Notes	2.5
Shopping Centers	2.5
Industrial	2.3
Other Properties, Each Less Than 2% of Portfolio	15.7
Money Market Funds Plus Other Assets Less Liabilities	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2013

(Unaudited)

Assets:
Investments, at value (Cost $774,170,772)	$831,444,664
Investments in affiliated money market funds, at value and cost	63,154,291
Total investments, at value (Cost $837,325,063)	894,598,955
Foreign currencies, at value (Cost $602,919)	571,873
Receivable for:
Investments sold	8,154,902
Fund shares sold	10,463,501
Dividends and interest	3,077,011
Investment for trustee deferred compensation and retirement plans	33,231
Other assets	86,362
Total assets	916,985,835

Liabilities:
Payable for:
Investments purchased	20,957,993
Fund shares reacquired	1,742,485
Accrued fees to affiliates	305,411
Accrued trustees’ and officers’ fees and benefits	7,114
Accrued other operating expenses	173,664
Trustee deferred compensation and retirement plans	101,139
Total liabilities	23,287,806
Net assets applicable to shares outstanding	$893,698,029

Net assets consist of:
Shares of beneficial interest	$835,885,024
Undistributed net investment income	(7,172,497)
Undistributed net realized gain	7,759,490
Unrealized appreciation	57,226,012
$893,698,029

Net Assets:
Class A	$536,196,411
Class B	$1,951,817
Class C	$78,292,552
Class Y	$239,996,453
Class R5	$28,217,224
Class R6	$9,043,572

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	58,077,169
Class B	211,870
Class C	8,499,687
Class Y	26,064,751
Class R5	3,059,538
Class R6	980,963
Class A:
Net asset value per share	$9.23
Maximum offering price per share
(Net asset value of $9.23 ÷ 94.50%)	$9.77
Class B:
Net asset value and offering price per share	$9.21
Class C:
Net asset value and offering price per share	$9.21
Class Y:
Net asset value and offering price per share	$9.21
Class R5:
Net asset value and offering price per share	$9.22
Class R6:
Net asset value and offering price per share	$9.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $569,925)	$13,564,379
Dividends from affiliated money market funds	22,340
Interest	3,750,389
Total investment income	17,337,108

Expenses:
Advisory fees	2,507,062
Administrative services fees	89,900
Custodian fees	69,125
Distribution fees:
Class A	525,293
Class B	8,726
Class C	285,077
Transfer Agent Fees — A, B, C and Y	512,635
Transfer agent fees — R5	13,223
Transfer agent fees — R6	642
Trustees’ and officers’ fees and benefits	21,167
Other	290,569
Total expenses	4,323,419
Less: Fees waived and expense offset arrangement(s)	(23,762)
Net expenses	4,299,657
Net investment income	13,037,451

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,202,847
Foreign currencies	(18)
9,202,829
Change in net unrealized appreciation (depreciation) of:
Investment securities	23,674,945
Foreign currencies	(67,413)
Foreign currency contracts	(87)
23,607,445
Net realized and unrealized gain	32,810,274
Net increase in net assets resulting from operations	$45,847,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2013 and the year ended August 31, 2012

(Unaudited)

	February 28, 2013	August 31, 2012
Operations:
Net investment income	$13,037,451	$17,796,301
Net realized gain	9,202,829	5,140,914
Change in net unrealized appreciation	23,607,445	23,779,964
Net increase in net assets resulting from operations	45,847,725	46,717,179

Distributions to shareholders from net investment income:
Class A	(14,818,870)	(10,974,958)
Class B	(57,779)	(66,882)
Class C	(1,805,987)	(1,252,416)
Class Y	(5,817,217)	(2,665,994)
Class R5	(1,048,025)	(1,805,834)
Class R6	(222,791)	—
Total distributions from net investment income	(23,770,669)	(16,766,084)

Share transactions–net:
Class A	204,184,591	96,606,755
Class B	291,232	(276,855)
Class C	31,690,939	15,641,770
Class Y	119,858,719	82,201,168
Class R5	(2,674,445)	(7,962,465)
Class R6	8,809,483	—
Net increase in net assets resulting from share transactions	362,160,519	186,210,373
Net increase in net assets	384,237,575	216,161,468

Net assets:
Beginning of period	509,460,454	293,298,986
End of period (includes undistributed net investment income of $(7,172,497) and $3,560,721, respectively)	$893,698,029	$509,460,454

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund, (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twelve separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at

12                         Invesco Global Real Estate Income Fund

the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

13                         Invesco Global Real Estate Income Fund

D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%

14                         Invesco Global Real Estate Income Fund

Average Daily Net Assets	Rate
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2013, the Adviser waived advisory fees of $23,215.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2013, IDI advised the Fund that IDI retained $243,845 in front-end sales commissions from the sale of Class A shares and $4,189 and $795 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                         Invesco Global Real Estate Income Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2013, there were transfers from Level 1 to Level 2 of $64,140,885 and from Level 2 to Level 1 of $22,717,025, due to foreign fair value adjustments. Additionally, there were transfers from Level 2 to Level 1 of $3,171,600, due to securities trading on an exchange.

	Level 1	Level 2	Level 3	Total
Australia	$35,434,034	$43,237,000	$—	$78,671,034
Brazil	—	2,050,098	—	2,050,098
Canada	50,524,231	—	—	50,524,231
China	4,093,029	9,594,281	—	13,687,310
France	9,911,460	2,253,044	—	12,164,504
Germany	4,128,899	—	—	4,128,899
Hong Kong	17,234,976	—	—	17,234,976
Ireland	—	9,624,409	—	9,624,409
Japan	48,745,704	4,499,930	—	53,245,634
Netherlands	—	1,675,737	—	1,675,737
New Zealand	4,129,376	—	—	4,129,376
Norway	2,291,442	—	—	2,291,442
Singapore	7,261,534	21,066,966	—	28,328,500
South Africa	12,275,304	—	—	12,275,304
United Kingdom	15,870,760	56,481,833	—	72,352,593
United States	399,031,807	133,183,101	—	532,214,908
Total Investments	$610,932,556	$283,666,399	$—	$894,598,955

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $547.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16                         Invesco Global Real Estate Income Fund

The Fund had a capital loss carryforward as of August 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2018	$259,445	$—	$259,445

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2013 was $450,133,781 and $138,794,396, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,067,448
Aggregate unrealized (depreciation) of investment securities	(7,118,671)
Net unrealized appreciation of investment securities	$47,948,777

Cost of investments for tax purposes is $846,650,178.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2013(a)		Year ended August 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	26,943,546	$244,014,580	18,683,381	$159,199,288
Class B	59,878	540,655	46,872	393,823
Class C	3,851,716	34,938,867	2,369,846	20,158,359
Class Y	14,460,485	130,776,374	11,969,982	101,722,029
Class R5	1,072,860	9,670,713	2,439,672	20,294,421
Class R6(b)	979,677	8,803,733	—	—

Issued as reinvestment of dividends:
Class A	1,188,243	10,603,167	943,687	7,809,770
Class B	5,284	47,141	6,776	55,840
Class C	163,514	1,458,611	123,735	1,024,338
Class Y	504,598	4,491,784	246,272	2,050,366
Class R5	109,632	978,387	198,667	1,639,410
Class R6	25,117	222,791	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	18,452	167,516	34,166	290,854
Class B	(18,480)	(167,516)	(34,221)	(290,854)

Reacquired:
Class A	(5,574,251)	(50,600,672)	(8,381,414)	(70,693,157)
Class B	(14,294)	(129,048)	(51,839)	(435,664)
Class C	(520,537)	(4,706,539)	(658,315)	(5,540,927)
Class Y	(1,701,430)	(15,409,439)	(2,540,668)	(21,571,227)
Class R5	(1,480,540)	(13,323,545)	(3,552,032)	(29,896,296)
Class R6	(23,831)	(217,041)	—	—
Net increase in share activity	40,049,639	$362,160,519	21,844,567	$186,210,373

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

17                         Invesco Global Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Redemption fees added to shares of beneficial interest	Net asset value, end of period		Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/13	$8.97	$0.17	$0.43		$0.60	$(0.34)	$—	$(0.34)	$—	$9.23		6.83%	$536,196	1.28	%(d)	1.29	%(d)	3.84	%(d)	21%
Year ended 08/31/12	8.39	0.41	0.57		0.98	(0.40)	—	(0.40)	—	8.97	(e)	12.19	318,464	1.31		1.31		4.82		49
Year ended 08/31/11	7.77	0.32	0.61		0.93	(0.31)	—	(0.31)	—	8.39		12.11	203,100	1.30		1.30		3.83		101
Year ended 08/31/10	6.62	0.28	1.14		1.42	(0.27)	—	(0.27)	—	7.77		21.85	147,568	1.37		1.38		3.93		77
Year ended 08/31/09	8.38	0.27	(1.75)		(1.48)	(0.28)	—	(0.28)	—	6.62		(17.12)	94,979	1.73		1.74		4.83		59
Year ended 08/31/08	16.27	0.42	(1.54)		(1.12)	(0.65)	(6.18)	(6.83)	0.06	8.38		(7.47)	111,529	1.32		1.33		3.91		73
Class B
Six months ended 02/28/13	8.95	0.14	0.42		0.56	(0.30)	—	(0.30)	—	9.21		6.44	1,952	2.03	(d)	2.04	(d)	3.09	(d)	21
Year ended 08/31/12	8.36	0.34	0.59		0.93	(0.34)	—	(0.34)	—	8.95	(e)	11.49	1,606	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59		0.85	(0.24)	—	(0.24)	—	8.36		11.15	1,772	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14		1.37	(0.22)	—	(0.22)	—	7.75		21.02	1,676	2.12		2.13		3.18		77
Year ended 08/31/09	8.37	0.23	(1.77)		(1.54)	(0.23)	—	(0.23)	—	6.60		(17.91)	680	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.28	(1.40	)(f)	(1.12)	(0.56)	(6.18)	(6.74)	—	8.37		(8.01)	1,126	2.07		2.08		3.16		73
Class C
Six months ended 02/28/13	8.95	0.14	0.42		0.56	(0.30)	—	(0.30)	—	9.21		6.44	78,293	2.03	(d)	2.04	(d)	3.09	(d)	21
Year ended 08/31/12	8.36	0.34	0.59		0.93	(0.34)	—	(0.34)	—	8.95	(e)	11.49	44,790	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59		0.85	(0.24)	—	(0.24)	—	8.36		11.15	26,511	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14		1.37	(0.22)	—	(0.22)	—	7.75		21.02	16,692	2.12		2.13		3.18		77
Year ended 08/31/09	8.38	0.23	(1.78)		(1.55)	(0.23)	—	(0.23)	—	6.60		(18.00)	4,296	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.29	(1.40	)(f)	(1.11)	(0.56)	(6.18)	(6.74)	—	8.38		(7.90)	1,932	2.07		2.08		3.16		73
Class Y
Six months ended 02/28/13	8.95	0.18	0.43		0.61	(0.35)	—	(0.35)	—	9.21		6.97	239,996	1.03	(d)	1.04	(d)	4.09	(d)	21
Year ended 08/31/12	8.36	0.43	0.58		1.01	(0.42)	—	(0.42)	—	8.95	(e)	12.62	114,525	1.06		1.06		5.07		49
Year ended 08/31/11	7.75	0.34	0.60		0.94	(0.33)	—	(0.33)	—	8.36		12.28	26,139	1.05		1.05		4.08		101
Year ended 08/31/10	6.60	0.31	1.13		1.44	(0.29)	—	(0.29)	—	7.75		22.21	22,047	1.12		1.13		4.18		77
Year ended 08/31/09(g)	7.15	0.26	(0.63)		(0.37)	(0.18)	—	(0.18)	—	6.60		(4.23)	2,755	1.53	(h)	1.53	(h)	5.03	(h)	59
Class R5
Six months ended 02/28/13	8.96	0.19	0.42		0.61	(0.35)	—	(0.35)	—	9.22		6.98	28,217	0.97	(d)	0.98	(d)	4.15	(d)	21
Year ended 08/31/12	8.38	0.44	0.57		1.01	(0.43)	—	(0.43)	—	8.96	(e)	12.63	30,076	0.98		0.98		5.15		49
Year ended 08/31/11	7.76	0.35	0.61		0.96	(0.34)	—	(0.34)	—	8.38		12.52	35,777	0.96		0.96		4.17		101
Year ended 08/31/10	6.62	0.32	1.13		1.45	(0.31)	—	(0.31)	—	7.76		22.27	37,711	0.92		0.93		4.38		77
Year ended 08/31/09	8.39	0.31	(1.77)		(1.46)	(0.31)	—	(0.31)	—	6.62		(16.75)	33,753	1.11		1.12		5.45		59
Year ended 08/31/08	16.27	0.37	(1.37	)(f)	(1.00)	(0.70)	(6.18)	(6.88)	—	8.39		(6.91)	12,696	0.88		0.89		4.35		73
Class R6
Six months ended 02/28/13(g)	8.98	0.17	0.32		0.49	(0.25)	—	(0.25)	—	9.22		5.51	9,044	0.88	(d)	0.89	(d)	4.24	(d)	21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $423,717, $1,760, $57,488, $165,550, $26,527 and $8,298 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008. Redemption fees added to shares of beneficial interest for Class B, Class C and Class R5 shares were $0.05, $0.05 and $0.04 per share, respectively for the year ended August 31, 2008.
(g)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.
(h)	Annualized.

18                         Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2012 through February 28, 2013. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business September 24, 2012 (commencement date) and held through February 28, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 24, 2012 through February 28, 2013 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/13)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/13)	Expenses Paid During Period[3]
A	$1,000.00	$1,068.30	$6.56	$1,018.45	$6.41	1.28%
B	1,000.00	1,064.40	10.39	1,014.73	10.14	2.03
C	1,000.00	1,064.40	10.39	1,014.73	10.14	2.03
Y	1,000.00	1,069.70	5.29	1,019.69	5.16	1.03
R5	1,000.00	1,069.80	4.98	1,019.98	4.86	0.97
R6	1,000.00	1,055.10	3.91	1,020.43	4.41	0.88

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2012, through February 28, 2013 (as of close of business September 24, 2012, through February 28, 2013 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 158 (as of close of business September 24, 2012, through February 28, 2013)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

19                         Invesco Global Real Estate Income Fund

Distribution Notice

Form 1099-DIV for the 2012 calendar year reported distributions for federal income tax purposes. The Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain Securities and Exchange Commission requirements. The amounts and sources of the following distribution are estimates and as noted above are not being provided for tax reporting purposes.

During the quarter ending December 2012, Invesco Global Real Estate Income Fund (“the Fund”) declared quarterly distributions, which were payable to shareholders on December 07, 2012. This distribution, determined in accordance with generally accepted accounting principles, has been revised and is now estimated to be from the following sources: (1) $ .0834 (Class A), $ 0.0659 (Class B), $0.0659 (Class C), $0.0885 (Class Y), $0.0899 (Class R5) and $0.0917 (Class R6) per share from net investment income; and (2) $0.1533 (Class A), $0.1533 (Class B), $0.1533 (Class C), $0.1533 (Class Y), $0.1533 (Class R5, $0.1533 (Class R6) per share from return of principal.

20                         Invesco Global Real Estate Income Fund

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This service is provided by Invesco Investment Services, Inc.

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s
Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                GREI-SAR-1            Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 5, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 5, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 5, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.